Income Taxes	12 Months Ended
Dec. 31, 2018
Statements Line Items
Income Taxes [Text Block]
11.	Income Taxes

a)	Income tax recognized in profit or loss:

	2018	2017	2016

Canadian current tax expense	$-	$-	$-
Foreign current tax expense	-	-	-
Deferred tax expense	-	-	-
Total	-	-	-

b)	Reconciliation of accounting and taxable income, for the years ended December 31 are as follows:

	2018	2017	2016

Net income (loss) for the year before taxes	$(2,769,080)	$(6,014,330)	$(4,271,294)
Combined federal and provincial income tax rate	27.00%	26.00%	26.00%
Expected income tax expense (recovery)	(748,000)	(1,564,000)	(1,111,000)
Increase (decrease) resulting from SR&ED credit claims	-	(3,000)	78,000
Stock-based compensation	88,000	31,000	189,000
Non-deductible (Non-Taxable) items	(26,000)	(79,000)	(55,000)
Tax adjustment from rate change and other	(32,000)	(262,000)	-
Change in unrecognized deferred tax assets	718,000	1,877,000	899,000
Income tax expense	$-	$-	$-

Effective January 1, 2018, the British Columbia tax rate increased from 11.00% to 12.00% .

c)	The components of the deferred tax asset (liability) balances for the years ended December 31, are as follows:

	2018	2017	2016

Deferred tax assets
Non-capital losses	$7,048,000	$6,401,000	$4,703,000
Equipment and other	224,000	223,000	78,000
Temporary differences relating to intellectual property costs	-	-	136,000
Foreign tax credit	412,000	412,000	412,000
Un-deducted SR&ED expenditure pool	412,000	412,000	320,000
Investment tax credit	196,000	196,000	161,000
Share issuance costs	226,000	156,000	113,000
Unrecognized deferred tax assets	(8,518,000)	(7,800,000)	(5,923,000)
	$-	$-	$-

Deferred tax assets in respect of losses and other temporary differences are recognized when it is more likely than not, that they will be recovered against profits in future periods. No deferred tax asset has been recognized as this criteria has not been met.

At December 31, 2018, the Company has Canadian non capital losses totalling approximately $26,110,000 that expire beginning in 2026:

Year of Expiry	Amount
2026	$6,000
2027	16,000
2028	533,000
2029	863,000
2031	1,664,000
2032	2,290,000
2033	39,000
2034	3,908,000
2035	4,356,000
2036	3,583,000
2037	6,062,000
2038	2,790,000
$26,110,000